Dear Shareholder:

The Victory LifeChoice Funds' Prospectus is being revised to reflect the removal of the 5.75% sales charge. This supplement supersedes all previously dated supplements. Please discard all other supplements. This information is important and is part of your Prospectus.

--------------------------------------------------------------------------------

                             The Victory Portfolios

                      LifeChoice Conservative Investor Fund
                        LifeChoice Moderate Investor Fund
                         LifeChoice Growth Investor Fund

                        Supplement dated December 1, 1999
                      To the Prospectus dated March 1, 1999

1. On page 1, under "Fees and Expenses," replace the paragraph with the following:

          You will not pay a sales charge for buying shares of the LifeChoice Funds. You will bear indirect expenses for investment advisory, administrative, custodian, and shareholder services. We summarize these expenses in the "Risk/Return Summary."

2. On page 3, under "Risk/Return Summary - Equity Funds," delete PBHG Growth Fund and add INVESCO Dynamics Fund.

3. On page 5, under "Other Funds - Investment Objective and Strategies," replace the second paragraph with the following, then delete the discussion of the PBHG Growth Fund and add the following discussion of the INVESCO Dynamics Fund.

          As of July 1, 1999, one or more of the LifeChoice Funds invested in the following Other Funds:

          INVESCO Dynamics Fund. The INVESCO Dynamics Fund is a diversified mutual fund that seeks appreciation of capital through aggressive investment policies. It invests primarily in common stocks of U.S. companies traded on national securities exchanges and over-the-counter.

4. On page 6, in the Risk/Return Summary for the LifeChoice Funds, add the following information at the end of the "Principal Risks" section:

          An investment in a LifeChoice Fund is not a deposit of KeyBank or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

5. On page 7, under "Risk/Return Summary - Investment Performance," add the following notation to the chart on the lower right side of the page:

          The performance numbers above do not include the effect of a sales charge of 5.75%, which was in effect from March 1, 1999 through November 30, 1999. If the sales charge was reflected, returns would be less than those shown.

6. On page 9, under "Fund Expenses," replace the Shareholder Transaction Expense Table with the following:

        Shareholder Transaction Expenses
        (paid directly from your investment)*              Class A
        ------------------------------------------- -----------------------
        Maximum Sales Charge Imposed on Purchases
        (as a percentage of offering price)                  NONE
        ------------------------------------------- -----------------------
        Maximum Sales Charge Imposed on
        Reinvested Dividends                                 NONE
        ------------------------------------------- -----------------------
        Deferred Sales Charge                                NONE
        ------------------------------------------- -----------------------
        Redemption Fees                                      NONE
        ------------------------------------------- -----------------------
        Exchange Fees                                        NONE
        ------------------------------------------- -----------------------

               *You may be charged additional fees if you buy, exchange or sell shares through a broker or agent.

7. On page 9, under "Fund Expenses -- Example," replace the example numbers with the following:

                                     1 Year     3 Years   5 Years   10 Years
         -------------------------- ---------- ---------- --------- ----------
         Conservative Investor        $153       $474       $818     $1,791
         Fund
         -------------------------- ---------- ---------- --------- ----------
         Moderate Investor Fund        $95       $296       $515     $1,143
         -------------------------- ---------- ---------- --------- ----------
         Growth Investor Fund         $118       $368       $638     $1,409
         -------------------------- ---------- ---------- --------- ----------

8. On page 9, under "Fund Expenses," replace the paragraph after the Example section with the following:

          This example is based on the estimated expenses of the Funds and the average annual weighted expense ratios of the mutual funds in which the Funds invest (see page 10 for a summary of these expenses). Total estimated expenses of the Conservative Investor Fund, the Moderate Investor Fund, and the Growth Investor Fund are 1.27%, 1.34% and 1.42%, respectively.

9. On page 10, under "Other Funds," delete the information for PBHG Growth Fund, add the following information for INVESCO Dynamics Fund and replace the Average Weighted Expense Ratios as follows:

                           Expense Ratios      Conservative       Moderate       Growth
           Other Funds    (after waivers)     Investor Fund   Investor Fund   Investor Fund

           INVESCO
           Dynamics Fund     1.08%               0%-20%          0%-20%          0%-20%

           Average Weighted
           Expense Ratios                         1.07%           1.14%           1.22%


10. On page 15, under "Share Price," replace the first and second sentence in the first paragraph with the following:

          Each LifeChoice Fund calculates its share price, called its "net asset value" (NAV), each business day at 4:00 p.m. Eastern Time or the close of trading on the New York Stock Exchange Inc. (NYSE), whichever time is earlier. You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is calculated after you place your order.

11. On page 18, under "Investing with Victory," replace the sentence under the shaded box with the following:

          The LifeChoice Funds offer only Class A Shares, which are sold without a sales charge.

12. On pages 18 and 19, under "Investing with Victory," delete the "Calculation of Sales Charges" and "Sales Charge Reductions and Waivers for Class A Shares" sections.

13. On page 20, under "How to Buy Shares," replace the last sentence with the following:

          If you buy shares directly from the funds and your investment is received and accepted by 4:00 p.m. Eastern Time or the close of trading on the NYSE, whichever time is earlier, your purchase will be processed the same day using that day's share price.

14. On page 22, under "How to Exchange Shares," replace the third item in the shaded chart with the following:

      o Shares of a Fund may be exchanged at relative net asset value. If you own Class A Shares of a LifeChoice Fund, you may have to pay a sales charge if you exchange them for Class A Shares of another Victory Fund; you pay the percentage point difference between that fund's sales charge and any sales charge you previously paid in connection with the shares you are exchanging.

15. On page 23, under "How to Sell Shares," replace the first sentence with the following:

          If your request is received in good order by 4:00 p.m. Eastern Time or the close of trading on the NYSE, whichever time is earlier, your redemption will be processed the same day.

16. On page 25, under "Organization and Management of the Funds - Victory LifeChoice Funds - Asset Allocation Committee," Delete the information regarding R. Kirk Williamson and add the following paragraph:

          Charles G. Crane is KAM's Chief Market Strategist. He is also a Senior Managing Director and the Director of Research for Spears, Benzak, Salomon & Farrell, a division of KAM. He has been with KAM or an affiliate since 1988.

Please insert this Supplement in the front of your Prospectus. If you want to obtain more information, please call the Funds at 800-539-FUND.


                                  VF-VLCF-SUP3